Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of short-term borrowings

Short-term borrowings are summarized as follows:

	December 31,
(in thousands)	2014	2013
Securities sold under agreements to repurchase	$—	$3,988
Line of credit	1,800	1,800

Total Short-Term Borrowings	$1,800	$5,788

Short-term borrowings

The following schedule provides certain information about the Company’s short-term borrowings for the periods indicated:

	December 31,
(in thousands except for %)	2014	2013	2012
Outstanding at year-end	$1,800	$5,788	$14,746
Maximum month-end outstanding	$22,356	$57,302	$31,850
Average daily outstanding	$6,960	$21,387	$14,560
Weighted average rate during the year	1.08%	0.98%	0.25%
Average rate at year end	4.50%	1.51%	0.75%

Maturities on long-term debt	As of December 31, 2014 maturities on long-term debt were as follows:

(In thousands)	Long-term debt
2015	$—
2016	—
2017	1,455
2018	—
2019 and thereafter	—

Total	$1,455